INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accrued warranty costs	$ 14,911	$ 11,200
Allowance for credit losses	14,104	14,928
Inventory write-downs	5,223	7,022
Future deductible expenses	37,216	33,656
Depreciation difference and impairment of property, plant and equipment, project assets, solar power and battery energy storage systems	60,271	40,359
Accrued liabilities	11,882	10,886
Government subsidies	37,004	48,473
Net operating losses carryforwards	467,705	233,329
Interest limitations	26,713	26,199
Others	114,114	100,099
Total deferred tax assets, gross	789,143	526,151
Valuation allowance	(154,983)	(52,651)
Total deferred tax assets, net	634,160	473,500
Deferred tax liabilities:
Investments in partnerships	156,869	69,327
Depreciation difference of property, plant and equipment	54,348	59,729
Others	85,502	75,776
Total deferred tax liabilities	296,719	204,832
Analysis as:
Deferred tax assets	634,160	473,500
Deferred tax liabilities	(296,719)	(204,832)
Net deferred tax assets	$ 337,441	$ 268,668